Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based Compensation
Summary of stock option activity

(In thousands, except for per share amounts)	Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life (In Years)	Aggregate Intrinsic Value

Options outstanding at December 31, 2011	3,950	$2.94
Granted	198	4.21
Exercised	(210)	1.23
Cancelled	(1)	1.20

Options outstanding at June 30, 2012	3,937	$3.10	8.57	$4,617

Options exercisable at June 30, 2012	1,030	$1.53	6.21	$2,826

Options vested or expected to vest at June 30, 2012	3,827	$3.10	8.57	$4,257

	Shares	Weighted- average exercise price (in dollars per share)	Weighted- average contractual life (in years)	Aggregate intrinsic value

	(In thousands, except per share amounts)
Options outstanding at December 31, 2010	1,462	$1.20
Granted	2,831	3.69
Exercised	(220)	0.93
Cancelled	(123)	2.71

Options outstanding at December 31, 2011	3,950	$2.94	8.55	$3,744

Options exercisable at December 31, 2011	1,077	$1.31	5.09	$2,784

Options vested or expected to vest at December 31, 2011	3,843	$2.94	8.55	$3,708